Material accounting policies	12 Months Ended
Dec. 31, 2023
Material accounting policies
Material accounting policies

2Material accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

2.1Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of convertible note, investment properties and assets held for sale, which were carried at fair value.

Going Concern

The consolidated financial statements of the Group have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As a result, the Group had a loss of RMB39,922,000 for the year ended 31 December 2023. As of 31 December 2023, the Group had net current liabilities of RMB299,810,000 and net assets of RMB33,629,000.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. Besides continuing to negotiate with the banks, the Group is evaluating several measures of financing, such as external financings,which will also be considered. Currently, the Group intends to raise loans from financial institutions and potential funders to maintain its normal operations. The Group’s ability to continue as a going concern is primarily dependent on the Group’s ability to arrange adequate financing arrangements and generate cash flows from its operations.

The Group closed its private placement with Hainan Oriental Jiechuang Investment Partnership (“Jiechuang”) for aggregate gross proceeds of RMB170 million in February 2023 and utilized the money to fund its business development and working capital. Ms. Wu Binhua, the director of the Company, signed a letter of continuing financial support with the Group, in which she undertakes to enable the Group to meet its liabilities and obligations as and when they fall due, for at least 12 months from the date of 20-F for the year ended December 31, 2023. In addition to the aforementioned financial support, Ms. Wu Binhua also leverages her corporate management and talent training advantages to optimize the operations of the Group.

2Material accounting policies (Continued)

2.2Interpretations and amendments to published standards effective in 2023

On 1 January 2023, the Group has adopted the new or amended IFRS and interpretations issued by the IFRS lnterpretations Committee (IFRS lC) that are mandatory for application for the financial year. Changes to the Group's accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and IFRS IC.

The adoption of these new or amended IFRS and IFRS IC did not result in substantial changes to the Group's accounting policies and had no material effect on the amounts reported for the current or prior financial years.

2.3Subsidiaries

Consolidation

A subsidiary is an entity (including a structured entity) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

(a)	Business combinations

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to a assumed from the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The Group recognises any non-controlling interest in the acquiree on an acquisition by acquisition basis. Non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognised amounts of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date; any gains or losses arising from such re-measurement are recognised in consolidated statement of comprehensive income.

Any contingent consideration to be transferred by the Group is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognised in accordance with IFRS 9 in consolidated statement of comprehensive income. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognised and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognised directly in the statement of comprehensive income.

2Material accounting policies (Continued)

2.3Subsidiaries (Continued)

Consolidation (Continued)

(a)	Business combinations (Continued)

Intra-group transactions, balances and unrealised gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.

(b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in a loss of control are accounted for as equity transactions - that is, as transactions with the owners of the subsidiary in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

(c)	Disposal of subsidiaries

When the Group ceases to have control, any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognised in consolidated statement of comprehensive income. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognised in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. It means the amounts previously recognised in other comprehensive income are reclassified to the consolidated statement of comprehensive income or transferred to another category of equity as specified/permitted by applicable IFRSs.

(d)	Contractual arrangements with respect to equity interests in certain PRC subsidiaries

Since the Industry Catalog for Guiding Foreign Investment (Revision 2015) became effective in April 2015, PRC law only allows foreign investment in PRC medical institutions through joint venture entities, and the foreign shareholding in these entities is limited to 70.0%. The Company historically held more than 70.0% equity interest in certain of its PRC subsidiaries that are medical institutions which the Company acquired or established after the effective date of the Industry Catalog for Guiding Foreign Investment (Revision 2015). The Company had decreased its shareholding to 70.0% in such PRC subsidiaries by transferring excessive equity interests to Dr. Zhou Pengwu and certain employees of the Group since 2018. As of December 31, 2023, Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd., Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd., Guangzhou Pengai Xiuqi Aesthetic Medical Outpatient Department Co., Ltd., Shanghai Pengai Aesthetic Medical Outpatient Department Co., Ltd., Shanghai Pengai Jiahong Aesthetic Medical Outpatient Department Co., Ltd., Yantai Pengai Cosmetic Surgery Hospital Co., Ltd., Beijing Aomei Yixin Investment Consultant Co., Ltd., and its branch, Beijing Aomei Yixin Investment Consultant Co., Ltd. Pengai Aesthetic Medical Clinic (collectively “Relevant Subsidiaries”), which were held by Mr. Zhou Qiuming or Dr. Zhou Pengwu directly or indirectly as to 27%, 26%, 3%, 15%, 12%, 25%, and 25% respectively. Among the entities with contractual arrangements, Changsha Pengai Aesthetic Medical Hospital Co., Ltd. and Nanchang Pengai Xiuqi Aesthetic Medical Hospital Co., Ltd. were divested in October 2022 and Hangzhou Pengai Aesthetic Medical Outpatient Department was ceased operation in August 2022. Shenzhen Miaoyan Aesthetic Medical Clinic was divested in December 2022. These Contractual Arrangements enable the Company to (i) exercise control over the Target Equity Interests in the Relevant Subsidiaries; (ii) receive economic benefits from the Target Equity Interests in Relevant Subsidiaries; and (iii) have an exclusive option to purchase all or part of the Target Equity Interests when and to the extent permitted by PRC laws.

2Material accounting policies (Continued)

2.3Subsidiaries (Continued)

Consolidation (Continued)

(d)	Contractual arrangements with respect to equity interests in certain PRC subsidiaries (Continued)

As of December 31, 2023, the principal terms of the Contractual Arrangements are described below:

(i). Loan agreement

Shenzhen Pengai Investment, as the lender, entered into certain loan agreements with Mr. Zhou Qiuming or Dr. Zhou Pengwu, as the borrower. Pursuant to each of these loan agreements, Shenzhen Pengai Investment agrees to extend a loan to Mr. Zhou Qiuming or Dr. Zhou Pengwu in an equivalent amount to the purchase price to be paid by Mr. Zhou Qiuming or Dr. Zhou Pengwu for acquiring the Target Equity Interests. Pursuant to each of these loan agreements, Mr. Zhou Qiuming or Dr. Zhou Pengwu shall repay the loan by transferring the current and future economic interest of the Target Equity Interests to Shenzhen Pengai Investment.

(ii). Economic interest transfer agreement

Mr. Zhou Qiuming or Dr. Zhou Pengwu, Shenzhen Pengai Investment and each of the Relevant Subsidiaries entered into certain economic interest transfer agreements. Pursuant to each of these economic interest transfer agreements, the economic interest in relation to the Target Equity Interests currently held and subsequently acquired by Mr. Zhou Qiuming or Dr. Zhou Pengwu, including but not limited to (i) incomes arising from the disposal of the Target Equity Interests (including derivative equity interest of the Target Equity Interests) under any circumstance; (ii) dividends and bonus obtained on the basis of the Target Equity Interests (including derivative equity interest of the Target Equity Interests) under any circumstance; (iii) residual assets and other economic profits allocated after the liquidation of the Relevant Subsidiaries, and (iv) any other cash income, property and economic benefit arising from the Target Equity Interests (including derivative equity interest of the Target Equity Interests), shall be transferred to Shenzhen Pengai Investment. Upon the execution of each economic interest transfer agreement, the repayment obligation of Mr. Zhou Qiuming or Dr. Zhou Pengwu under each loan agreement is deemed fully discharged.

(iii). Exclusive option agreement

Mr. Zhou Qiuming or Dr. Zhou Pengwu, Shenzhen Pengai Investment and each of the Relevant Subsidiaries entered into certain exclusive option agreements. Pursuant to these exclusive option agreements, Mr. Zhou Qiuming or Dr. Zhou Pengwu irrevocably granted Shenzhen Pengai Investment an exclusive right to purchase, or have its designated person(s) to purchase, at its discretion, all or part of his equity interest in the Relevant Subsidiaries, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of Mr. Zhou Qiuming or Dr. Zhou Pengwu and the Relevant Subsidiaries undertakes that, among others, without the prior written consent of Shenzhen Pengai Investment, he or it shall or shall cause the Relevant Subsidiaries not to declare any dividends or distribute any residual profits, change or amend its articles of association, increase or decrease its registered capital, or change its structure of registered capital in other manners. In the event that Mr. Zhou Qiuming or Dr. Zhou Pengwu increases his capital injection into the Relevant Subsidiaries, Mr. Zhou Qiuming or Dr. Zhou Pengwu undertakes and confirms that any additional equity so acquired shall be subject to the purchase option. Unless terminated by Shenzhen Pengai Investment at its sole discretion, the exclusive option agreement will remain effective until all equity interest in the Relevant Subsidiaries held by Mr. Zhou Qiuming or Dr. Zhou Pengwu is transferred or assigned to Shenzhen Pengai Investment or its designated person(s).

2Material accounting policies (Continued)

2.3Subsidiaries (Continued)

Consolidation (Continued)

(d)	Contractual arrangements with respect to equity interests in certain PRC subsidiaries (Continued)

(iv). Power of attorney

Pursuant to a relevant power of attorney executed by Mr. Zhou Qiuming or Dr. Zhou Pengwu, he has irrevocably authorized Shenzhen Pengai Investment or its designated person(s) to exercise all of such shareholder’s voting and other rights associated with the Target Equity Interests in each of the Relevant Subsidiaries, including but not limited to, the right to attend shareholder meetings, the right to vote, the right to sell, transfer, pledge or dispose of the Target Equity Interests and the right to appoint legal representatives, directors and other management. The proxy agreement remains effective as long as Mr. Zhou Qiuming or Dr. Zhou Pengwu remains a shareholder of the Relevant Subsidiaries, unless Shenzhen Pengai Investment has given contrary written instructions.

(v). Equity interest pledge agreement

Mr. Zhou Qiuming or Dr. Zhou Pengwu as pledgor, Shenzhen Pengai Investment as pledgee, and each of the Relevant Subsidiaries entered into certain equity interest pledge agreements. Pursuant to these equity interest pledge agreements, Mr. Zhou Qiuming or Dr. Zhou Pengwu has pledged all of the Target Equity Interests in Relevant Subsidiaries and agreed to pledge all future equity interest in the Relevant Subsidiaries acquired by him to Shenzhen Pengai Investment to guarantee the performance by Mr. Zhou Qiuming or Dr. Zhou Pengwu and the Relevant Subsidiaries of their respective obligations under the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney. If the Relevant Subsidiaries or Mr. Zhou Qiuming or Dr. Zhou Pengwu breach any obligations under these agreements, Shenzhen Pengai Investment, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Mr. Zhou Qiuming or Dr. Zhou Pengwu shall not permit the existence of any security interest or other encumbrance on the pledged equity interest or any portion thereof, without the prior written consent of Shenzhen Pengai Investment and the Relevant Subsidiaries shall not assent to or assist in such actions. These equity interest pledge agreements will remain effective until Mr. Zhou Qiuming or Dr. Zhou Pengwu discharges all the obligations under the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney and the full payment of all direct, indirect and derivative losses and losses of anticipated profits, suffered by the pledgee, incurred as a result of any breach by Mr. Zhou Qiuming or Dr. Zhou Pengwu or the Relevant Subsidiaries under these agreements or invalidity, revocation and termination of any of these agreements.

(vi). Spousal consent letter

Pursuant to relevant spousal consent letters executed by Ms. Ma Xiuhua or Ms. Ding Wenting, she unconditionally and irrevocably agreed that the equity interest in each of the Relevant Subsidiaries held or to be held by Mr. Zhou Qiuming or Dr. Zhou Pengwu and registered or to be registered in his name will be disposed of pursuant to the loan agreement, the economic interest transfer agreement, the exclusive option agreement and the power of attorney. Ms. Ma Xiuhua or Ms. Ding Wenting agreed not to assert any rights over the equity interest in the Relevant Subsidiaries held or to be held by Mr. Zhou Qiuming or Dr. Zhou Pengwu. In addition, in the event that Ms. Ma Xiuhua or Ms. Ding Wenting obtains any equity interest in each of the Relevant Subsidiaries for any reason, she agreed to be bound by the Contractual Arrangements.

(e)	Risks in relation to the Contractual Arrangements

In the opinion of the Company’s management, the Contractual Arrangements are in compliance with the current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements.

2Material accounting policies (Continued)

2.3Subsidiaries (Continued)

Consolidation (Continued)

(e)	Risks in relation to the Contractual Arrangements (Continued)

In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include contractual arrangements within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Company’s contractual arrangements, and as a result, the Relevant Subsidiaries could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Company’s ability to use the contractual arrangements and the Company’s ability to conduct business through the contractual arrangements could be severely limited.

The Company’s ability to control the Target Equity Interests in the Relevant Subsidiaries also depends on the power of attorney exercised by Shenzhen Pengai Investment to vote on all matters requiring shareholders’ approvals in the Relevant Subsidiaries. As noted above, the Company believes these powers of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Company’s corporate structure or the contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Contractual Arrangements;
●	impose fines, confiscating the income from the Relevant Subsidiaries, or imposing other requirements with which the Company may not be able to comply;
●	discontinue or restrict the Company’s operations in the PRC;
●	impose conditions or requirements with which the Company may not be able to comply; or
●	take other regulatory or enforcement actions that could be harmful to the Company’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Company to lose the right to direct the activities of the Relevant Subsidiaries or the right to receive their economic benefits, the Company may no longer be able to consolidate the financial statements of the Relevant Subsidiaries. In the opinion of management, the likelihood of losing the benefits in respect of the Company’s current ownership structure or the contractual arrangements is remote.

2Material accounting policies (Continued)

2.4Associates

An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognised at cost, and the carrying amount is increased or decreased to recognise the Company’s share of the comprehensive income of the investee after the date of acquisition. The Group’s investments in associates include goodwill identified on acquisition. Upon the acquisition of the ownership interest in an associate, any difference between the cost of the associate and the Group’s share of the net fair value of the associate’s identifiable assets and liabilities is accounted for as goodwill.

The Group’s share of post-acquisition profit or loss is recognised in the statement of comprehensive income, and its share of post-acquisition movements in other comprehensive income is recognised in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognised in other comprehensive income is reclassified to profit or loss where appropriate. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount adjacent to ‘share of profit of investments accounted for using equity method’ in the consolidated statement of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between the Group and its associate are recognised in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealised losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Gain or losses on dilution of equity interest in associates are recognised in the consolidated statement of comprehensive income.

2.5Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, which is the Board of Directors. In the respective periods presented, the Company had one single operating and reportable segment, namely the provision of non- surgical aesthetic medical services, surgical aesthetic medical services, other aesthetic medical services and general healthcare services. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical information is presented.

2.6Foreign currency translation

(a)	Functional and presentation currency

Items included in the consolidated financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in RMB, which is the Company’s functional and the Group’s presentation currency.

2Material accounting policies (Continued)

2.6Foreign currency translation (Continued)

(b)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re- measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in consolidated statement of comprehensive income.

Exchange differences on convertible note and exchangeable note liabilities were recorded in “fair value loss of convertible note” and “fair value (loss)/gain of exchangeable note liabilities”, respectively.

(c)	Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each balance sheet presented are translated at the closing rate at the reporting date;
(ii)

income and expenses for each statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting exchange differences are recognised in other comprehensive income.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Currency translation differences arising are recognised in other comprehensive income.

2.7Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. All other repairs and maintenance are charged to the consolidated statement of comprehensive income during the financial period in which they are incurred.

2Material accounting policies (Continued)

2.7Property, plant and equipment (Continued)

Depreciation of property, plant and equipment is calculated using the straight-line method to allocate cost of each asset to their residual values over their estimated useful lives, as follows:

- Buildings	20 - 50 years
- Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
- Machinery and equipment	10 years
- Office equipment, furniture, fixture and motor vehicles	5 - 10 years
- Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within “general and administrative expenses” in the consolidated statement of comprehensive income.

Gains and losses on lease modification relating to the full termination of the leases are recognised within “general and administrative expenses” in the consolidated statement of comprehensive income.

2.8Investment properties

Properties that are held for long – term rental yields or for capital appreciation or both, and that are not occupied by the companies in the Group, are classified as investment properties in the consolidated financial statements. Investment properties are carried at fair value basis and its movement will be reviewed annually.

If an owner-occupied property becomes an investment property because its use has changed, any difference resulting between the carrying amount and the fair value of this property at the date of transfer is recognised in equity as a revaluation of property, plant and equipment. However, if the fair value of the property at the date of transfer which results in a reversal of the previous impairment loss, the write-back is recognised in the consolidated income statement.

Subsequent expenditure is included to the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance costs are expensed in consolidated statement of comprehensive income during the financial periods in which they are incurred.

2.9Intangible assets

(a)	Goodwill

Goodwill arising on the acquisition of subsidiaries represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquire and the acquisition- date fair value of any previous equity interest in the acquiree over the fair value of the identified net assets acquired.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

2Material accounting policies (Continued)

2.9Intangible assets (Continued)

(a)	Goodwill (Continued)

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of the CGU containing the goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs of disposal. Any impairment is recognised immediately as an expense and is not subsequently reversed. See note 15 for the goodwill impairment charges recognised in the respective years presented.

(b)	Computer software

Acquired computer software licenses are capitalised on the basis of the costs incurred to acquire and bring the specific software into usage. These costs are amortised using the straight-line method over their estimated useful lives of 5 years. Cost associated with maintaining computer software programmes are recognised as an expense as incurred.

(c)	Medical licenses and tradenames

Medical licenses and tradenames acquired through business combinations are initially recognised at fair value. Medical licences are amortised on a straight-line basis over respective license periods (ranged from 2 to 16 years). Tradenames are amortised on a straight-line basis over respective useful lives of 19 to 20 years.

2.10Impairment of non-financial asset

Intangible assets that have an indefinite useful life or intangible assets not ready to use are not subject to amortisation and are tested annually for impairment. Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For purposes of periodic impairment assessment performed at each reporting date, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at each reporting date.

2.11Financial assets

2.11.1Classification

The Group classifies its financial assets in the following measurement categories:

(i)	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and
(ii)	those to be measured at amortised cost.

The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

2Material accounting policies (Continued)

2.11Financial assets (Continued)

2.11.1Classification (Continued)

For assets measured at fair value, gain and loss will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. For investments in equity instruments, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.

The Group reclassifies debt investments when and only when its business model for managing those assets changes.

2.11.2Recognition and measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are two measurement categories into which the Group classifies its debt instruments:

●	Amortised cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost. A gain or loss on a debt investment that is subsequently measured at amortised cost and is not part of a hedging relationship is recognised in the consolidated statement of profit or loss when the asset is derecognised or impaired. Interest income from these financial assets is included in finance income using the effective interest rate method.
●	Fair value through profit or loss: Assets that do not meet the criteria for amortised cost or financial assets at fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognised in profit or loss and presented net in ‘other gains, net’ in the period in which it arises.

Equity instruments

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established.

Changes in the fair value of financial assets at fair value through profit or loss are recognised in other gains, net in the consolidated statement of comprehensive income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.

2.11.3Derecognition

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

2Material accounting policies (Continued)

2.12Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

2.13Impairment of financial assets

The Group has the following types of financial assets subject to IFRS 9’s expected credit loss model:

●	Trade receivables
●	Other receivables and deposits
●	Cash and cash equivalents
●	Amounts due from related parties

The Group assesses on a forward looking basis the expected credit losses associated with its assets carried at amortised cost.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

Impairment on other receivables, deposits, amounts due from related parties are measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since initial recognition, then impairment is measured as lifetime expected credit losses.

To manage risk arising from pledged deposits and cash and cash equivalents, the Group only transacts with state-owned or reputable financial institutions. There has been no recent history of default in relation to these financial institutions.

2.14Inventories

Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method. Net realisable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

2.15Cash and cash equivalents

In the consolidated statement of cash flows, cash and cash equivalents includes cash in hand and deposits held at call with banks.

2.16Assets (or disposal groups) held-for-sale

Assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. The assets (except for certain assets as explained below), (or disposal groups), are stated at the lower of carrying amount and fair value less costs to sell. Deferred tax assets, assets arising from employee benefits, financial assets (other than investments in subsidiaries and associates) and investment properties, which are classified as held for sale, would continue to be measured in accordance with the policies set out elsewhere in Note 2.

2Material accounting policies (Continued)

2.17Share capital

Ordinary shares are classified as equity. Mandatorily redeemable preference shares are classified as liabilities.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

2.18Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

2.19Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortised cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognised in consolidated statement of comprehensive income over the periods of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a pre-payment for liquidity services and amortised over the periods of the facility to which it relates.

Preference shares, if mandatorily redeemable at a specific date or redeemable at the option of the holder, are classified as liabilities. The dividends on these preference shares are recognised in the consolidated statement of comprehensive income as interest expense.

Borrowings are removed from the consolidated balance sheets when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in consolidated statement of comprehensive income as other income or finance costs.

Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a creditor to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognised in consolidated statement of comprehensive income, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

2.20Current and deferred income tax

The income tax expense for the year comprises current and deferred tax. Tax is recognised in the consolidated statement of comprehensive income, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity.

2Material accounting policies (Continued)

2.20Current and deferred income tax (Continued)

(a)	Current income tax

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)	Deferred income tax

Inside basis differences

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred income tax assets are recognised only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Outside basis differences

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Generally the Group is unable to control the reversal of the temporary difference of associates. Only when there is an agreement in place that gives the Group the ability to control the reversal of the temporary difference in the foreseeable futures, deferred tax liability in relation to taxable temporary difference arising from the associate’s undistributed profits is not recognised.

Deferred income tax assets are recognised on deductible temporary differences arising from investments in subsidiaries and associates only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

(c)Offsetting

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

2Material accounting policies (Continued)

2.21Employee benefits

(a)	Pension obligations

The group companies incorporated in the PRC contribute based on certain percentage of the salaries of the employees to a defined contribution retirement benefit plan organised by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and future retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.

(b)	Profit-sharing and bonus plans

The Group recognises a liability and an expense for bonuses, based on performance and takes into consideration the profit attributable to the Group’s shareholders after certain adjustments. The Group recognises a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

(c)	Share based compensation

The Group measures share-based compensation at the grant date based on the fair value of the equity awards determined using the Binomial option-pricing model. As the Group has granted share options with a service-only condition, the Group elected to recognize compensation expense over the period in which the recipient is required to provide service in exchange for the equity award.

2.22Provisions

Provisions are recognised when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognised even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognised as interest expense.

2.23Revenue recognition

Revenue is recognised when or as the control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Depending on the terms of the contract and the applicable laws, services may be provided over time or at a point in time.

When control of goods or services is transferred over time, revenue is recognised over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognised at a point in time when the customer obtains control of the goods or services.

2Material accounting policies (Continued)

2.23Revenue recognition (Continued)

The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depict the Group’s performance in satisfying the performance obligation:

●	direct measurements of the value transferred by the Group to the customer; or
●	the Group’s efforts or inputs to the satisfaction of the performance obligation.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

A contract liability is recognised when the Group has the obligation to transfer services to the customers for which the consideration received (or an amount of considerations is due) exceeds the measure of the remaining unsatisfied performance obligations.

The Group recognises the costs of obtaining and fulfilling a contract with a customers within the contract assets if the Group expects to recover those costs.

The following is a description of the accounting policy for the principal revenue streams of the Group:

(i)	Non-surgical aesthetic medical services, surgical aesthetic medical services and other aesthetic medical services

The period of these services rendered is usually within a day, except for certain large-scale surgical aesthetic medical services in which customers receive inpatient treatment. The period of inpatient stays usually does not exceed more than a week.

The Group has certain aesthetic medical services package in 2022 and 2023 for which customers pay in advance. The packages can be utilized for one year from the effective date. If the package has not been used within one year time period, any payment received is recorded as a contract liability in the consolidated balance sheet.

Revenue is recognised at a point in time when the respective services are rendered or a contract lability has been fulfilled. For certain aesthetic medical services package issued in 2022 and 2023, revenue is recognised over time according to the proportion of the services performed as compared to the total services offered.

(ii)	General healthcare services

Revenues are recognised upon the provision of the relevant services for which the service period is usually within a day.

Revenue is recognised at a point in time when the respective services are rendered.

Management reviews the utilisation pattern of contract liabilities and treatment progress of individual customers on a regular basis to determine full recognition of the corresponding contract liabilities in the consolidated statement of comprehensive income.

2.24Interest income

Interest income is recognised using the effective interest method.

2Material accounting policies (Continued)

2.25Leases

The Group leases certain properties. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants.

Leases are recognised as a right-of-use asset and a corresponding liability at the date on which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable; and
●	payments of penalties for terminating the lease, if the lease reflects the lessee exercising that option

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received; and
●	any initial direct costs

The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Payments associated with short-term leases and leases of low-value assets are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of less than 12 months.

2.26Compound financial instruments

Compound financial instruments of the Group is convertible note.

2Material accounting policies (Continued)

2.26Compound financial instruments (Continued)

Convertible notes in 2020

The Group designated the convertible note as a financial liability at fair value through profit or loss. Convertible note is initially recognised at fair value. Any directly attributable transaction costs are recognised as finance costs in the consolidated statement of comprehensive income.

Subsequent to initial recognition, the convertible note is carried at fair value with changes in fair value recognised in the consolidated statement of comprehensive income.

The convertible note is classified as a non-current liability unless the Group has an obligation to settle the liability within 12 months after the end of the reporting period.

For the convertible note issued in 2020, it is redeemable at the option of the Company and the holder. This instrument can be converted into American Depository Receipts of the Company as set out in Note 27.

Reference is made to the press release of the Company filed with the Securities and Exchange Commission (the “SEC”) on July 20, 2022, form 6-K of the Company filed with the SEC on February 16, 2023 and form 6-K of the Company filed with the SEC on August 17, 2023 (collectively, “Previous Disclosure”). Further to its Previous Disclosure, the Company has closed its previously announced the issue of a total number of 12,088,808 ordinary shares of the Company to ADV at a conversion price of US dollars equivalent of RMB4.203 per ordinary share on August 16, 2023 pursuant to the Note issued to ADV on September 17, 2020 and the cooperation agreement between ADV and its affiliate, the Company, Dr. Zhou Pengwu, Ms. Ding Wenting, Wanda and Jiechuang dated July 20, 2022.

2.27Dividend distribution

Dividend distribution to the Company’s shareholders is recognised as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s Board of Directors.